OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 533		$ 533		$ 437
Lease liabilities	896		896		875
Derivative liabilities	304		304		272
Provisions	111		111		105
Deferred revenue	14		14		14
Total other non-current liabilities	1,858		1,858		$ 1,703
Interest expense on lease liabilities	$ 15	$ 15	$ 30	$ 29